Taxation - Summary of Reconciliation Between Group's Effective Tax Rate and Statutory Tax Rate (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax		¥ 24,047	¥ 50,340	¥ 54,440
Tax computed at the statutory tax rate		6,012	12,585	13,610
Adjustment on current income tax of previous period		(246)	(412)	(464)
Non-taxable income	[1]	(15,844)	(14,386)	(10,787)
Expenses not deductible for tax purposes	[1]	311	276	202
Unused tax losses		33	27	507
Others		267	(7)	35
Income tax at the effective tax rate		¥ (9,467)	¥ (1,917)	¥ 3,103

[1]	Non-taxable income mainly includes interest income from government bonds, dividend income from applicable equity securities, etc. Expenses not deductible for tax purposes mainly include donations and other expenses that do not meet the criteria for deduction according to the relevant tax regulations.